FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest income	$ 1,523	$ 2,874	$ 4,488
Foreign currency translation income (loss), net	(608)	80	(549)
Interest expenses	(959)	(924)	(80)
Income (loss) from derivatives remeasurement	11,751	(9,143)	240
Other expenses	(1,049)	(699)	(171)
Financial income, net	$ 10,658	$ (7,812)	$ 3,928